ACCOUNTS RECEIVABLES, NET	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable [Text Block]
3.	ACCOUNTS RECEIVABLES, NET

Accounts receivables consist of the following:

	2013	2013	2012
	USD	RMB	RMB
Accounts receivables	57,292	346,831	731,839
Less: allowance for doubtful accounts	(3,091)	(18,714)	(26,871)
Accounts receivables, net	54,201	328,117	704,968

An analysis of the allowance for doubtful accounts is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Balance at the beginning of year	4,439	26,871	75,617	73,292
Additional allowance for doubtful accounts	416	2,520	—	3,000
Write back on allowance for doubtful accounts	—	—	—	(675)
Disposal of subsidiaries	(1,764)	(10,677)	(48,746)	—
Balance at the end of year	3,091	18,714	26,871	75,617

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

In 2010, the Group entered into a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) (see note 9) in which certain accounts receivable were transferred with recourse to BOC. Under the factoring agreement, BOC pays an amount net of discount to the Group and collects the factored accounts receivable balances directly from customers. The discount costs 2.7% to 3.4% of the balance transferred and are included in “interest expense”. The Group records the transfers of accounts receivable pursuant to the factoring agreement as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. As of December 31, 2012, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial. There was no outstanding accounts receivable factored with banks as of December 31, 2013.

For the years ended December 31, 2013, 2012 and 2011, the Group received proceeds from the sale of accounts receivables amounting to RMB659,185 (USD108,890), RMB677,397 and RMB660,230, respectively. In addition, the Group recorded interest expense amounting to RMB7,811 (USD1,282), RMB6,323 and RMB4,720 in respect of the accounts receivables factored for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2012, outstanding accounts receivable factored with banks for which the Group has retained a recourse obligation amounted to RMB278,252. There was no outstanding accounts receivables factored with banks for which the Group has retained a recourse obligation as of December 31, 2013.